Restricted Cash (Details Narrative) (10-K) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2020	Sep. 30, 2018	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Restricted cash	$ 201		$ 50	$ 51	$ 50
Short-term restricted cash	201		50		$ 50
Avidbank [Member] | Minimum [Member]
Aggregate amount of unrestricted cash to be maintained	2,000
Loan and Security Agreement [Member] | Avidbank [Member] | Minimum [Member]
Aggregate amount of unrestricted cash to be maintained		$ 2,000	2,000
Avidbank [Member]
Line of credit facility	250		250
Reduction in line of credit facility	50		50
Deposit	250		250
Restricted cash	250		200
Short-term restricted cash	$ 50		$ 50